UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:_________
  This Amendment (Check only one.):    [ ] is a restatement.
                          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       750 Lexington Avenue, 22nd Floor
               New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen Miller
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ Stephen Miller              New York, NY              8/13/04
---------------------         ---------------         ---------------
    [Signature]                [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         97

Form 13F Information Table Value Total:         $482,599
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number        Name

     01       28-10099                    Promethean Investment Group, LLC



                                                              Value     SH/          PUT/   Inv   Other
            Issuer                  Class         CUSIP     (x$1000)  PRN AMT SH/PRN CALL   Discr  Mgr  SOLE   SHARED    NONE
            ------                  -----         -----     --------  ------- ------ ----  ------- --- ------  ------   -------
3COM CORP                      COM               885535104    1,388    222000 SH           DEFINED  1  222000
AETHER SYS INC                 NOTE  6.000% 3/2  00808VAA3    6,871   6940000 PRN          DEFINED  1                   6940000
AGILENT TECHNOLOGIES INC       COM               00846U901    1,476     50400        CALL  DEFINED  1   50400
AGILENT TECHNOLOGIES INC       COM               00846U101    2,474     84500 SH           DEFINED  1   84500
ALEXION PHARMACEUTICALS INC    NOTE  5.750% 3/1  015351AB5      998   1000000 PRN          DEFINED  1                   1000000
AMERICAN AXLE & MFG HLDGS IN   COM               024061103    1,963     54000 SH           DEFINED  1   54000
AMR CORP                       COM               001765906    1,453    120000        CALL  DEFINED  1  120000
AMR CORP                       COM               001765956    1,453    120000        PUT   DEFINED  1  120000
ANDREA ELECTRONICS CORP        COM               034393108       60    399440 SH           DEFINED  1  399440
ANDREW CORP                    NOTE  3.250% 8/1  034425AB4   10,863   6500000 PRN          DEFINED  1                   6500000
APPLIED MATLS INC              COM               038222955    1,364     69500        PUT   DEFINED  1   69500
ASPEN TECHNOLOGY INC           SDCV  5.250% 6/1  045327AB9    4,500   4500000 PRN          DEFINED  1                   4500000
BERKSHIRE HATHAWAY INC DEL     CL B              084670207      222        75 SH           DEFINED  1      75
BEST BUY INC                   COM               086516101      130      2570 SH           DEFINED  1    2570
BJ SVCS CO                     NOTE  0.500% 4/2  055482AF0    8,438  10000000 PRN          DEFINED  1                  10000000
BOWATER INC                    COM               102183950    5,074    122000        PUT   DEFINED  1  122000
BROCADE COMMUNICATIONS SYS I   NOTE  2.000% 1/0  111621AB4    7,290   8022000 PRN          DEFINED  1                   8022000
CAPITAL ONE FINL CORP          COM               14040H955    2,769     40500        PUT   DEFINED  1   40500
CARNIVAL CORP                  DBCV  2.000% 4/1  143658AN2    2,586   2000000 PRN          DEFINED  1                   2000000
CARNIVAL CORP                  NOTE        10/2  143658AS1   13,242  16500000 PRN          DEFINED  1                  16500000
CASTLE ENERGY CORP             COM PAR$0.50N     148449309      463     36900 SH           DEFINED  1   36900
CENTERPOINT ENERGY INC         NOTE  3.750% 5/1  15189TAC1   11,918  10500000 PRN          DEFINED  1                  10500000
CHARMING SHOPPES INC           NOTE  4.750% 6/0  161133AC7   13,757  11700000 PRN          DEFINED  1                  11700000
COMMONWEALTH TEL ENTERPRISES   NOTE  3.250% 7/1  203349AB1   15,856  15660000 PRN          DEFINED  1                  15660000
COMPUTER NETWORK TECHNOLOGY    NOTE  3.000% 2/1  204925AC5    7,225   8500000 PRN          DEFINED  1                   8500000
CURAGEN CORP                   SDCV  6.000% 2/0  23126RAC5    8,197   8450000 PRN          DEFINED  1                   8450000
DELL INC                       COM               24702R951    2,955     82500        PUT   DEFINED  1   82500
DST SYS INC DEL                DBCV  4.125% 8/1  233326AB3    6,238   5000000 PRN          DEFINED  1                   5000000
E TRADE FINANCIAL CORP         NOTE  6.000% 2/0  269246AB0    5,617   5500000 PRN          DEFINED  1                   5500000
ELECTRONIC DATA SYS NEW        COM               285661954    2,336    122000        PUT   DEFINED  1  122000
ELECTRONIC DATA SYS NEW        NOTE  3.875% 7/1  285661AF1   11,953  12500000 PRN          DEFINED  1                  12500000
ENZON PHARMACEUTICALS INC      NOTE  4.500% 7/0  293904AB4    8,983   9777000 PRN          DEFINED  1                   9777000
EXTREME NETWORKS INC           NOTE  3.500%12/0  30226DAB2    1,905   2000000 PRN          DEFINED  1                   2000000
FREEPORT-MCMORAN COPPER & GO   NOTE  7.000% 2/1  35671DAK1    5,555   4000000 PRN          DEFINED  1                   4000000
GENTA INC                      COM               37245M907       38     15000        CALL  DEFINED  1   15000
HASBRO INC                     DBCV  2.750%12/0  418056AN7   17,143  15800000 PRN          DEFINED  1                  15800000
HEALTH MGMT ASSOC INC NEW      NOTE         1/2  421933AD4   10,600  12000000 PRN          DEFINED  1                  12000000
HEALTH MGMT ASSOC INC NEW      CL A              421933102      277     12375 SH           DEFINED  1   12375
HILTON HOTELS CORP             NOTE  3.375% 4/1  432848AZ2   12,334  11500000 PRN          DEFINED  1                  11500000
INCO LTD                       DBCV  1.000% 3/1  453258AT2    3,745   3010000 PRN          DEFINED  1                   3010000
INCYTE CORP                    NOTE  5.500% 2/0  45337CAC6    5,684   5705000 PRN          DEFINED  1                   5705000
INTEL CORP                     COM               458140950    1,822     66000        PUT   DEFINED  1   66000
INTERMUNE INC                  NOTE  5.750% 7/1  45884XAA1    3,086   3000000 PRN          DEFINED  1                   3000000
INTERNATIONAL BUSINESS MACHS   COM               459200951   16,484    187000        PUT   DEFINED  1  187000
INTERNATIONAL BUSINESS MACHS   COM               459200901    8,815    100000        CALL  DEFINED  1  100000
INTERNATIONAL BUSINESS MACHS   COM               459200101    9,626    109200 SH           DEFINED  1  109200
INTERNATIONAL RECTIFIER CORP   NOTE  4.250% 7/1  460254AE5    6,030   6200000 PRN          DEFINED  1                   6200000
INTRAWARE INC                  COM               46118M103      125     69394 SH           DEFINED  1   69394
KEANE INC                      SDCV  2.000% 6/1  486665AB8    4,988   5000000 PRN          DEFINED  1                   5000000
KING PHARMACEUTICALS INC       COM               495582958    1,175    102600        PUT   DEFINED  1  102600
KING PHARMACEUTICALS INC       DBCV  2.750%11/1  495582AG3    3,680   4000000 PRN          DEFINED  1                   4000000
LENNOX INTL INC                NOTE  6.250% 6/0  526107AB3    5,428   4500000 PRN          DEFINED  1                   4500000
LEVEL 3 COMMUNICATIONS INC     COM               52729N900      333     95000        CALL  DEFINED  1   95000
LIBERTY MEDIA CORP NEW         COM SER A         530718105    1,038    115500 SH           DEFINED  1  115500
LIBERTY MEDIA INTL INC         COM SER A         530719103      214      5774 SH           DEFINED  1    5774
LOWES COS INC                  NOTE  0.861%10/1  548661CG0    2,003   2000000 PRN          DEFINED  1                   2000000
LSI LOGIC CORP                 NOTE  4.000%11/0  502161AG7    9,750  10000000 PRN          DEFINED  1                  10000000
LSI LOGIC CORP                 NOTE  4.000% 5/1  502161AJ1    5,978   6000000 PRN          DEFINED  1                   6000000
LYONDELL CHEMICAL CO           COM               552078957    1,826    105000        PUT   DEFINED  1  105000
MASCO CORP                     NOTE         7/2  574599AW6    2,304   5000000 PRN          DEFINED  1                   5000000
MAXIM INTEGRATED PRODS INC     COM               57772K951    2,831     54000        PUT   DEFINED  1   54000
MAXXAM INC                     COM               577913106      298     11200 SH           DEFINED  1   11200
MBIA INC                       COM               55262c900      228      4000        PUT   DEFINED  1    4000
MCDERMOTT INTL INC             COM               580037109      762     75000 SH           DEFINED  1   75000
MEDTRONIC INC                  DBCV  1.250% 9/1  585055AB2    7,607   7500000 PRN          DEFINED  1                   7500000
MEDTRONIC INC                  COM               585055106      736     15110 SH           DEFINED  1   15110
MERCURY INTERACTIVE CORP       NOTE         5/0  589405AD1    8,316   7500000 PRN          DEFINED  1                   7500000
NASDAQ 100 TR                  UNIT SER 1        631100104    2,427     64300 SH           DEFINED  1   64300
NASDAQ 100 TR                  COM               631100954   13,209    350000 SH           DEFINED  1   64300
NOVELLUS SYS INC               COM               670008101      236      7500 SH           DEFINED  1    7500
OMNICOM GROUP INC              NOTE         6/1  681919AP1    1,649   1700000 PRN          DEFINED  1                   1700000
PARKER DRILLING CO             NOTE  5.500% 8/0  701081AD3    1,438   1442000 PRN          DEFINED  1                   1442000
PENNEY J C INC                 NOTE  5.000%10/1  708160BV7    3,344   2500000 PRN          DEFINED  1                   2500000
PMI GROUP INC                  COM               69344M951    1,197     27500        PUT   DEFINED  1   27500
PPL ENERGY SUPPLY LLC          NOTE  2.625% 5/1  69352JAE7    2,058   2000000 PRN          DEFINED  1                   2000000
PROVIDIAN FINL CORP            NOTE         2/1  74406AAB8    1,000   2000000 PRN          DEFINED  1                   2000000
QLT INC                        NOTE  3.000% 9/1  746927AB8   11,847   8600000 PRN          DEFINED  1                   8600000
QUALCOMM INC                   COM               747525953    2,956     40500        PUT   DEFINED  1   40500
RADIAN GROUP INC               COM               750236951    1,317     27500        PUT   DEFINED  1   27500
REGENERON PHARMACEUTICALS      NOTE  5.500%10/1  75886FAB3    2,696   3000000 PRN          DEFINED  1                   3000000
RESEARCH IN MOTION LTD         COM               760975952    3,286     48000        PUT   DEFINED  1   48000
ROPER INDS INC NEW             NOTE  1.481% 1/1  776696AA4    7,089  16000000 PRN          DEFINED  1                  16000000
SANMINA SCI CORP               SDCV         9/1  800907AD9    7,610  14600000 PRN          DEFINED  1                  14600000
SCHLUMBERGER LTD               COM               806857908   19,053    300000        CALL  DEFINED  1  300000
SCHLUMBERGER LTD               COM               806857108      572      9000 SH           DEFINED  1    9000
SPX CORP                       NOTE         2/0  784635AD6    3,155   5000000 PRN          DEFINED  1                   5000000
STARWOOD HOTELS&RESORTS WRLD   NOTE  3.500% 5/1  85590AAJ3    5,906   5500000 PRN          DEFINED  1                   5500000
SUPERVALU INC                  NOTE        11/0  868536AP8    3,218   9500000 PRN          DEFINED  1                   9500000
TENET HEALTHCARE CORP          COM               88033G950      597     44500        PUT   DEFINED  1   44500
TEXAS INSTRS INC               COM               882508954      883     36500        PUT   DEFINED  1   36500
TRIQUINT SEMICONDUCTOR INC     NOTE  4.000% 3/0  89674KAB9    6,615   7000000 PRN          DEFINED  1                   7000000
TYCO INTL GROUP S A            DBCV  2.750% 1/1  902118BF4   13,511   9000000 PRN          DEFINED  1                   9000000
UNION PAC CORP                 COM               907818958    5,945    100000        PUT   DEFINED  1  100000
UNION PAC CORP                 COM               907818108    3,032     51000 SH           DEFINED  1   51000
VALASSIS COMMUNICATIONS INC    NOTE  1.625% 5/2  918866AK0   15,522  24000000 PRN          DEFINED  1                  24000000
WIND RIVER SYSTEMS INC         NOTE  3.750%12/1  973149AE7    1,242   1300000 PRN          DEFINED  1                   1300000
YAHOO INC                      FRNT         4/0  984332AB2    7,113   3850000 PRN          DEFINED  1                   3850000

                                                            482,599
